Note 4 - Related Party Transactions	9 Months Ended
Sep. 30, 2013
Notes
Note 4 - Related Party Transactions

Note 4 – Related Party Transactions

Related parties

Related parties with whom the Company had transactions are:

Related Parties	Relationship

Martin Fischer	President and CEO

Advances to related party

From time to time, the Company advances funds to the Chairman and CEO of the Company.  Those advances are unsecured, non-interest bearing and due on demand.

As of December 31, 2012 and 2011, the Company advanced its president $140,715 and $139,236, respectively. These advances are non-interest bearing and due on demand.

Notes receivable - related party

As of December 31, 2012 and 2011, the Company has notes receivable from its president of $72,913. These notes are non-interest bearing and due on demand.